Total revenue and income - Summary of disaggregation by geographic location (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation by geographic location [Line Items]
Total revenue and income	R$ 13,347,390	R$ 12,077,112	R$ 8,151,605
Selected assets	9,187,618	7,806,597
Brazil
Disclosure of disaggregation by geographic location [Line Items]
Total revenue and income	12,855,909	11,723,976	7,454,304
Selected assets	8,649,964	7,698,115
United States
Disclosure of disaggregation by geographic location [Line Items]
Total revenue and income	449,447	332,046	655,817
Selected assets	488,158	106,736
Europe
Disclosure of disaggregation by geographic location [Line Items]
Total revenue and income	42,034	21,090	R$ 41,484
Selected assets	R$ 49,496	R$ 1,746